STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																											1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 03, 2026	Jan. 31, 2026	Jan. 16, 2026	Jan. 15, 2026	Dec. 25, 2025	Dec. 20, 2025	Dec. 15, 2025	Oct. 31, 2025	Oct. 13, 2025	Jul. 31, 2025	Jul. 25, 2025	Jul. 17, 2025	May 30, 2025	Apr. 30, 2025	Jan. 31, 2025	Dec. 18, 2024	Nov. 05, 2024	Sep. 25, 2024	Aug. 02, 2024	May 01, 2024	Apr. 08, 2024	Apr. 06, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 12, 2024	Jan. 23, 2023	Apr. 30, 2024	Oct. 16, 2025	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025	Mar. 20, 2026	Mar. 09, 2026	Dec. 23, 2025	Dec. 22, 2025	Aug. 18, 2025	Aug. 12, 2025	Aug. 10, 2025	May 16, 2025	Mar. 25, 2025	Feb. 24, 2025	Jan. 29, 2025	Jan. 17, 2025	Dec. 17, 2024	Sep. 05, 2024	Jun. 07, 2024	Mar. 28, 2024	Jan. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		10,000,000													10,000,000														10,000,000		10,000,000	10,000,000
Preferred stock, par value		$ 0.001													$ 0.001														$ 0.001		$ 0.001	$ 0.001
Common stock, par value		$ 0.001													$ 0.001														$ 0.001		$ 0.001	$ 0.001
Warrants exercise price	$ 8.00
Warrants issued		2,347,045																											2,908,853		2,347,045
Preferred stock, shares issued		0													196.67														0		0	196.67
Preferred stock, shares outstanding		0													196.67														0		0	196.67
Common stock, shares authorized		500,000,000													500,000,000														500,000,000		500,000,000	500,000,000
Other receivables								$ 25,416	$ 25,416
Value of common stock issued for legal counsel																																$ 2,095,040
Common stock, shares issued		13,938,917													13,073,161														13,948,917		13,938,917	13,073,161
Common stock, shares, outstanding		13,938,917													13,073,161														13,948,917		13,938,917	13,073,161
Vested stock options, shares																															1,132,300	60,300
Share price																										$ 2.50
Stock based compensation expense																																$ 378,496
Compensation expense to be recognized															$ 568,000																	568,000
Option description																										The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2026. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.
Options outstanding		1,356,750																											1,356,750		1,356,750
Options exercise price		$ 2.50																											$ 2.50		$ 2.50
Stock-based compensation																													$ 345,000	$ 277,500	$ 1,454,167	2,966,115
Value of shares issued for stock incentives																													$ 345,000	$ 277,500	$ 1,394,167	$ 2,966,115
Common stock, shares issuable															13,073,161																	13,073,161
Options expiration date																										Dec. 31, 2027
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued		13,948,917																													13,948,917
Common stock, shares, outstanding		13,948,917																													13,948,917
Common stock, shares issuable		13,948,917																													13,948,917
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 3.00																											$ 3.00		$ 3.00
Warrants exercised		1,697,277																											1,726,777		1,697,277
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 4.60																								$ 4.60			$ 4.60		$ 4.60
Warrants exercised		1,697,277																								54,674			54,674		1,697,277
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 4.80																								$ 4.80			$ 4.80		$ 4.80
Warrants exercised		54,674																								577,094			577,094		54,674
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price		$ 7.50																								$ 7.50			$ 7.50		$ 7.50
Warrants exercised		577,094																								18,000			266,958		577,094
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																													$ 8.00
Warrants exercised		18,000																											283,350		18,000
Officers Directors and Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options issued																										1,356,750
Non-Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services																																119,390
Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services																																9,450
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted		$ 42,500						$ 42,500		$ 42,500				$ 42,500	$ 42,500		$ 42,500		$ 42,500	$ 17,500
Common stock issued upon conversion		5,445						6,037		6,071				7,083	5,339		9,659		8,500	5,469
Vested stock options, shares																								268,000
Number of shares issued for stock incentives																		128,500
Value of shares issued for stock incentives																		$ 565,400
Common stock issued upon exercise of options																								184,250
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted		$ 87,500						$ 87,500		$ 87,500				$ 87,500	$ 87,500		$ 87,500		$ 87,500	$ 62,500
Common stock issued upon conversion		12,284						12,429		12,500				14,583	10,992		19,886		17,500	19,531
Vested stock options, shares	268,000																							268,000
Number of shares issued for stock incentives																		125,000
Value of shares issued for stock incentives																		$ 550,000
Common stock issued upon exercise of options																								184,250
Other Parties [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted		$ 51,667						$ 67,500		$ 67,500				$ 147,500
Common stock issued upon conversion		8,575						9,588		9,643				52,900
Conversion rate per share		$ 7.10						$ 7.04		$ 7.00																					$ 7.10
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued upon conversion												31,250	10,417			6,250
Conversion rate per share											$ 4.80	$ 4.80	$ 4.80
Conversion amount												$ 150,000	$ 50,000			$ 30,000
Common stock issued for services											41,667
Value of common stock issued for services											$ 200,000
Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted																			$ 31,250	$ 31,250
Common stock issued upon conversion																			6,250	9,766
Vested stock options, shares																								268,000
Number of shares issued for stock incentives																		6,250
Value of shares issued for stock incentives																		$ 27,500
Common stock issued upon exercise of options																								184,250
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price									$ 3.00
Warrants exercised, value									$ 71,464
Accrued compensation converted									$ 46,048						$ 20,000		$ 20,000
Common stock issued upon conversion															2,513		4,545
Shares issued									23,812
Legal Counsel [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares					29,167		29,167
Value of common stock issued for legal counsel					$ 140,000		$ 140,000
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares			13,333	6,666
Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares			3,333
Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Vested stock options, shares	268,000
Former Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding		402,000																											402,000		402,000
Former Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding		134,000																											134,000		134,000
Independent Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options outstanding		16,750																											16,750		16,750
Employees and Non-employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted																			$ 574,750
Common stock issued upon conversion																			21,950
Number of shares issued for stock incentives																		18,750
Value of shares issued for stock incentives																		$ 82,500
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted															$ 47,500		$ 47,500
Common stock issued upon conversion															5,967		10,795
Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted														$ 42,500	$ 55,000
Common stock issued upon conversion														7,083	6,910
Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted														$ 87,500	$ 62,500
Common stock issued upon conversion														14,583	7,852
Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued compensation converted															$ 165,534
Common stock issued upon conversion															20,796
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																												196.67
Common stock issued upon preferred stock conversion																												491,667
Preferred stock, shares issued		0													196.67														0		0	196.67
Preferred stock, shares outstanding		0													196.67														0		0	196.67
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of common stock issued for legal counsel
Number of shares issued for reverse split, shares						6,842																									6,842
Number of shares issued for stock incentives																													10,000	74,567	269,686	607,806
Value of shares issued for stock incentives																													$ 10	$ 75	$ 270	$ 608
Common stock issued upon exercise of options																								507,750								737,000
Common Stock [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised																																			8,333
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price			$ 7.50																														$ 8.00	$ 3.00	$ 3.00	$ 7.50	$ 3.00	$ 4.80		$ 4.80	$ 4.80	$ 4.80	$ 3.00	$ 4.80	$ 4.80	$ 4.80	$ 4.80	$ 4.80
Warrants exercised, value																																			$ 25,000		$ 25,000			$ 54,000	$ 54,000	$ 54,000	$ 201,000	$ 54,000	$ 54,000				$ 156,746
Warrants issued																																														3,125	37,500	508,344	56,250
Warrants exercised			4,000																															29,500	8,333	6,667	8,333			11,250	11,250	11,250	67,000	11,250	11,250
Number of shares converted																						80,400
Conversion rate per share																																								$ 4.80
Warrants expiration date																																	Jan. 16, 2028													Sep. 05, 2027	Jun. 07, 2027	Mar. 28, 2027
Common stock issued upon warrants conversion																						50,250
Warrant [Member] | Andrew Brodkey [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																							65,333
Shares issued																																	65,600
Common stock issued upon warrants conversion																							40,833
Warrant [Member] | Robert Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued																																	134,000
Warrant [Member] | Steven Rudofsky [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																	$ 3.00																		$ 3.00		$ 3.00
Warrants exercised, value																	$ 75,000
Warrants exercised																	25,000																		8,333		8,333
Number of shares converted																					83,333
Shares issued																																	83,750		8,333		8,333
Common stock issued upon warrants conversion																					52,083
Warrant [Member] | Third Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																																						$ 4.80
Warrants exercised																																						1,250
Shares issued																																						1,250
Warrant [Member] | Scannell [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																																							$ 4.80
Warrants exercised																																							10,000
Shares issued																																							10,000
Warrant [Member] | Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued upon warrants conversion																											52,083
Warrant [Member] | Shaun Dykes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																						20,000
Common stock issued upon warrants conversion																						12,563
Warrant [Member] | Feehan Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																							133,333
Common stock issued upon warrants conversion																							83,334
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	10,000
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price			$ 7.50																																	$ 7.50
Warrants exercised			4,000																																	3,333
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred units description																									On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 3,125 common stock purchase warrants (the “Warrants”).
Common stock, par value																									$ 0.001
Warrant term															3 years										3 years							3 years
Warrants exercise price															$ 4.80																	$ 4.80
Warrants issued															3,125																	3,125
Stock price															$ 12,000																	$ 12,000
Proceeds from issuance of private placement																																$ 2,084,040
Warrants exercised															2,500																	2,500
Subscription Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issuable upon conversion																									2,500
Subscription Agreement [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price																									$ 4.80